Organization and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Business Description and Basis of Presentation
Company
Scorpio Bulkers Inc. and its subsidiaries (together “we”, “us”, “our” or the “Company”) is an international shipping company that owns and operates the latest generation newbuilding drybulk carriers with fuel-efficient specifications and carrying capacities of greater than 30,000 dwt in the international shipping markets. Scorpio Bulkers Inc. was incorporated in the Republic of the Marshall Islands on March 20, 2013.
As of December 31, 2017, the Company owned or finance leased 55 vessels (consisting of 18 Kamsarmax vessels and 37 Ultramax vessels). In addition, one Kamsarmax vessel which is being constructed at Jiangsu New Yangzijiang Shipbuilding Co Ltd in China is expected to be delivered to the Company in the middle of 2018.
Our vessels are commercially managed by Scorpio Commercial Management S.A.M., or SCM, which is majority owned by the Lolli-Ghetti family of which, Emanuele Lauro, our Chairman and Chief Executive Officer, and Filippo Lauro, our Vice President, are members. SCM’s services include securing employment, in pools, in the spot market, and on time charters.
Our vessels are technically managed by Scorpio Ship Management S.A.M., or SSM, which is majority owned by the Lolli-Ghetti family. SSM facilitates vessel support such as crew, provisions, deck and engine stores, insurance, maintenance and repairs, and other services as necessary to operate the vessels such as drydocks and vetting/inspection under a technical management agreement.
We also have an administrative services agreement with Scorpio Services Holding Limited, or SSH, which is majority owned by the Lolli-Ghetti family. The administrative services provided under this agreement primarily include accounting, legal compliance, financial, information technology services, the provision of administrative staff, and office space. Under the administrative services agreement, we also reimburse SSH for any direct or indirect expenses that they incur in providing these services.

Basis of Accounting
Basis of accounting
The consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America, or U.S. GAAP. All intercompany accounts and transactions have been eliminated in consolidation. The consolidated financial statements reflect all adjustments which, in the opinion of management, are necessary for the fair presentation of results.
Other comprehensive income is net income and thus not presented separately.

Going Concern
Going concern
The Company’s revenue is primarily derived from pool revenue. The bulker shipping industry is volatile and has experienced a sustained cyclical downturn recently. While the outlook has brightened, if the recovery is not sustained, this could have a material adverse effect on the Company’s business, financial condition, results of operations and cash flows.

The fair market values of the Company’s vessels also experience high volatility. The fair market value of the vessels may increase or decrease depending on a number of factors including, but not limited to, the prevailing level of charter rates and day rates, general economic and market conditions affecting the international shipping industry, types, sizes and ages of vessels, supply and demand for vessels, availability of or developments in other modes of transportation, competition from other shipping companies, cost of newbuildings, governmental or other regulations and technological advances. In addition, as vessels grow older they generally decline in value. If the fair market value of vessels declines, the Company may not be in compliance with certain provisions of its credit facilities and it may not be able to refinance its debt. The prepayment of certain credit facilities may be necessary for the Company to maintain compliance with certain covenants in the event that the value of its vessels falls below a certain level. Additionally, if the Company sells one or more of its vessels at a time when vessel prices have fallen, the sale price may be less than the vessel’s carrying value on its consolidated financial statements, resulting in a loss on sale or an impairment loss being recognized, ultimately leading to a reduction in earnings. Furthermore, if vessel values fall significantly, this could indicate a decrease in the recoverable amount for the vessel which may result in an impairment adjustment in the carrying value of the vessel.

As described in Note 7, the Company has commitments to pay for its vessel currently under construction that may exceed the amount of financing presently secured for these which could have an adverse effect on the Company’s business, financial condition, results of operations and cash flows.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

Consolidation, Policy
Principles of Consolidation
The consolidated financial statements represent the consolidation of the accounts of Scorpio Bulkers Inc. and its subsidiaries in conformity with U.S. GAAP. All intercompany accounts and transactions have been eliminated in consolidation. Investments in unconsolidated companies (generally 20 to 50 percent ownership), in which the Company has the ability to exercise significant influence but neither has a controlling interest nor is the primary beneficiary, are accounted for under the equity method. Investments in entities in which the Company does not have the ability to exercise significant influence are accounted for under the cost method. Under certain criteria indicated in Accounting Standards Codification ("ASC") 810, Consolidation, a partially-owned affiliate would be consolidated as a variable interest entity when it has less than a 50% ownership if the Company was the primary beneficiary of that entity. At the present time, there are no interests in variable interest entities.

Use of Estimates, Policy
Accounting estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosures of contingent assets, liabilities, revenues, and expenses. Actual results could differ from those results.
In addition to the estimates noted above, significant estimates include vessel valuations, useful life of vessels, and residual value of vessels.

Revenue Recognition, Policy
Revenue recognition
Vessel revenue is measured at the fair value of the consideration received or receivable and represents amounts receivable for services provided in the normal course of business, net of discounts, and other sales-related or value added taxes.
Vessel revenue is comprised of either pool revenue, time charter revenue and/or voyage revenue.

•
Pool revenue for each vessel is determined in accordance with the profit sharing terms specified within each pool agreement. In particular, the pool manager aggregates the revenues and expenses of all of the pool participants and distributes the net earnings to participants based on:

•	the pool points (vessel attributes such as cargo carrying capacity, fuel consumption, and construction characteristics are taken into consideration); and

•	the number of days the vessel participated in the pool in the period.

•	Time charter revenue is recognized ratably as services are performed based on the daily rates specified in the time charter contract. We do not recognize revenue when a vessel is off hire.

•
Voyage charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate. Revenue from voyage charter agreements is recognized on a pro rata basis based on the relative transit time in each period. The period over which voyage revenues are recognized commences at the time the vessel departs from its last discharge port and ends at the time the discharge of cargo at the next discharge port is completed. We do not begin recognizing revenue until a charter has been agreed to by the customer and us, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Estimated losses on voyages are provided for in full at the time such losses become evident. In the application of this policy, we do not begin recognizing revenue until (i) the amount of revenue can be measured reliably, (ii) it is probable that the economic benefits associated with the transaction will flow to the entity, (iii) the transactions’ stage of completion at the balance sheet date can be measured reliably and (iv) the costs incurred and the costs to complete the transaction can be measured reliably.

We recognize pool revenue when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably. We receive estimated vessel earnings based on the known number of days the vessel has participated in the pool, the contract terms, and the estimated pool revenue.

Voyage Expenses Policy
Voyage expenses
Voyage expenses, which primarily include bunkers, port charges, canal tolls, cargo handling operations and brokerage commissions paid by us under voyage charters, brokerage commissions and miscellaneous voyage expenses that the Company is unable to recoup under time charter and pool arrangements.

Charterhire Expense Policy
Charterhire expense
Charterhire expense is the amount we pay the owner for time chartered-in vessels. The amount is usually for a fixed period of time at charter rates that are generally fixed, but may contain a variable component based on drybulk indices, inflation, interest rates, profit sharing, or current market rates. The vessel’s owner is responsible for crewing and other vessel operating costs. Charterhire expense is recognized ratably over the charterhire period.

Lessee, Leases	Operating leases Costs in respect of operating leases are charged to the Consolidated Statement of Operations on a straight line basis over the lease term.
Vessel operating costs
Vessel operating costs
Vessel operating costs, which include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses, and technical management fees, are expensed as incurred.
Technical management fees are paid to SSM (See Note 14, Related Party Transactions). Pursuant to an agreement, or the Master Agreement, SSM provides us with technical services, and we provide them with the ability to subcontract technical management of our vessels with our approval.

Foreign Currency Transactions and Translations Policy
Foreign currencies
The individual financial statements of Scorpio Bulkers Inc. and each of its subsidiaries are presented in the currency of the primary economic environment in which we operate (its functional currency), which in all cases is U.S. dollars. For the purpose of the consolidated financial statements, our results and financial position are also expressed in U.S. dollars.
In preparing the financial statements of Scorpio Bulkers Inc. and each of its subsidiaries, transactions in currencies other than the U.S. dollar are recorded at the rate of exchange prevailing on the dates of the transactions. Any change in exchange rate between the date of recognition and the date of settlement may result in a gain or loss which is included in the Consolidated Statement of Operations. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into the functional currency at rates ruling at that date. All resultant exchange differences are included in the Consolidated Statement of Operations

Cash and Cash Equivalents, Policy
Cash and cash equivalents
Cash and cash equivalents are comprised of cash on hand and demand deposits, and other short-term highly-liquid investments with original maturities of three months or less, and that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

Inventory, Policy
Inventories
Inventories, which are included in prepaid expenses and other current assets in the Consolidated Balance Sheet, consists mainly of lubricating oils, and are stated at the lower of cost or net realizable value. Cost is determined using the first in first out method.

Assets held for sale policy
Assets held for sale
Assets held for sale include vessels and contracts for the construction of vessels and are classified in accordance with ASC 360, Property, Plant, and Equipment. The Company considers such assets to be held for sale when all of the following criteria are met:

•	management commits to a plan to sell the property;

•	it is unlikely that the disposal plan will be significantly modified or discontinued;

•	the property is available for immediate sale in its present condition;

•	actions required to complete the sale of the property have been initiated;

•	sale of the property is probable and we expect the completed sale will occur within one year; and

•	the property is actively being marketed for sale at a price that is reasonable given its current market value.
Upon designation as an asset held for sale, the Company records the asset at the lower of its carrying value or its estimated fair value, less estimated costs to sell, and, if the asset is a vessel, the Company ceases depreciation.

Vessels, net
Vessels, net
Vessels, net is stated at historical cost less accumulated depreciation. Included in vessel costs are acquisition costs directly attributable to the acquisition of a vessel including capitalized interest and expenditures made to prepare the vessel for its initial voyage. Vessels are depreciated to their residual value on a straight-line basis over their estimated useful lives of 25 years from the date the vessel is ready for its first voyage. The estimated useful life of 25 years is management’s best estimate and is also consistent with industry practice for similar vessels. The residual value is estimated as the lightweight tonnage of each vessel multiplied by an estimated scrap value per ton. The scrap value per ton is estimated taking into consideration the historical four years average scrap market rates at the balance sheet date.
When regulations place limitations over the ability of a vessel to trade on a worldwide basis, or when the cost of complying with such regulations is not expected to be recovered, we will adjust the vessel’s useful life to end at the date such regulations preclude such vessel’s further commercial use.
The carrying value of the Company’s vessels does not represent the fair market value of such vessels or the amount it could obtain if it were to sell any of its vessels, which could be more or less. Under U.S. GAAP, the Company would not record a loss if the fair market value of a vessel (excluding its charter) is below our carrying value unless and until it determines to sell that vessel or the vessel is impaired as discussed below under “Impairment of long-lived assets held for use.”

Vessels Under Construction, Policy
Vessels under construction
Vessels under construction are measured at cost and include costs incurred that are directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. These costs include installment payments made to the shipyards, capitalized interest, professional fees, and other costs deemed directly attributable to the construction of the asset. Vessels under construction are not depreciated.

Deferred Drydocking cost
Deferred drydocking costs
The vessels are required to undergo planned drydocks or underwater inspections for replacement of certain components, major repairs and maintenance of other components, which cannot be carried out while the vessels are operating, approximately every 30 months or 60 months depending on the nature of work and external requirements. These drydock costs are capitalized and depreciated on a straight-line basis over the estimated period until the next drydock. When the drydock expenditure is incurred prior to the expiry of the period, the remaining balance is expensed. The Company had no drydocking activity during the three years ended December 31, 2017.
We only include in deferred drydocking those direct costs that are incurred as part of the drydocking to meet regulatory requirements, or are expenditures that add economic life to the vessel, increase the vessel’s earnings capacity or improve the vessel’s efficiency. Direct costs include shipyard costs as well as the costs of placing the vessel in the shipyard; cost of travel, lodging and subsistence of personnel sent to the drydocking site to supervise; and the cost of hiring a third party to oversee the drydocking. Expenditures for normal maintenance and repairs, whether incurred as part of the drydocking or not, are expensed as incurred.

Other Assets
Other assets
Other assets consist primarily of deferred financing costs relating to lines of credit and loan facilities that have not yet been drawn down. As the loan facilities are drawn down, the related portion of costs incurred relating to such facilities will be reflected as a reduction to the related debt. Deferred financing costs relating to both the lines of credit and loan facilities are amortized to expense over the life of the related debt using the effective interest rate method.

Impairment of Long-lived assets held for use
Impairment of long-lived assets held for use
In accordance with ASC subtopic 360-10, Property, Plant and Equipment, long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of an impairment loss for long-lived assets that management expects to hold and use is based on the fair value of the asset as estimated using a cash flow model. Long-lived assets to be disposed of are reporting at the lower of carrying amount or fair value less costs to sell.
In performing an impairment test of the Company’s vessels, the Company compares undiscounted cash flows to the carrying values for each of the Company’s vessels to determine if the assets are impaired. In developing its estimates of undiscounted cash flows, the Company makes assumptions and estimates about vessels’ future performance, with the most significant assumptions relating to (i) charter rates on expiry of existing charters, which are based on the current fixing applicable to five-year time charter rates and thereafter, the ten-year historical average for each category of vessel (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) drydocking frequency, duration and cost, (v) estimated useful life which is assessed as a total of 25 years and (vi) estimated scrap values. In the case of an indication of impairment, the results of a recoverability test would also be sensitive to the discount rate applied.
The assumptions used involve a considerable degree of estimation. Actual conditions may differ significantly from the assumptions and thus actual cash flows may be significantly different to those expected with a material effect on the recoverability of each vessel’s carrying amount.
During the year ended December 31, 2017, there were no changes in circumstances or events that indicated that the carrying amount of the Company’s vessels or vessel under construction may not be recoverable and therefore, an assessment of impairment was not performed. During the Company’s 2016 assessment, the Company determined that the future income streams expected to be generated by the Company’s vessels, including vessels under construction which are carried at balances that approximate their fair values, over their remaining operating lives on an undiscounted basis would be sufficient to recover their carrying values and, accordingly, the Company confirmed that its vessels were not impaired under U.S. GAAP.

Fair Value of Financial Instruments, Policy
Fair value of financial instruments
Substantially all of the Company’s financial instruments are carried at fair value or amounts approximating fair value. Cash and cash equivalents, interest rate caps, amounts due to / from charterers, accounts payable and long-term debt, are carried at market value or estimated fair value.

Deferred financing cost, Policy
Deferred financing costs, net
Deferred financing costs, included in other assets or as a reduction to debt balances (as described above), consist of fees, commissions and legal expenses associated with obtaining or modifying loan facilities. These costs are amortized over the life of the related debt using the effective interest rate method and are included in Financial expense, net in the Consolidated Statement of Operations. Amortization was $6.1 million, $4.1 million, and $2.0 million, respectively, for the years ended December 31, 2017, 2016 and 2015. Deferred financing costs of $30.2 million and $26.1 million, and accumulated amortization was $12.1 million and $6.2 million as of December 31, 2017 and 2016, respectively. Amortization for the next five years based on balances as of December 31, 2017 are as follows (in millions):

2018	$5.8
2019	5.4
2020	4.6
2021	1.5
2022	0.5
Total	$17.8

The Company wrote off $0.5 million and $3.8 million during the years ended December 31, 2017 and 2016, respectively, associated with the portion of deferred financing costs accumulated on credit facilities for which the commitments were reduced due to the sale of vessels, cancellation of the construction contract or because the amount of the facility exceeded the amounts that the Company would be able to draw down due to decreases in vessel values.

Segment Reporting, Policy
Although each vessel within its respective class qualifies as an operating segment under U.S. GAAP, each vessel also exhibits similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in U.S. GAAP. We have therefore chosen to present our segment information by vessel class using the aggregated information from the individual vessels.
The Company’s vessels regularly move between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.
Certain of the corporate general and administrative expenses incurred by the Company are not attributable to any specific segment. Accordingly, these costs are not allocated to any of the Company’s segments and are included in the results below as “Corporate”.

Earnings Per Share, Policy
Earnings per share
Basic earnings per share is determined by dividing the net income (loss) by the weighted average number of common shares outstanding, while diluted earnings per share is determined by dividing net income (loss) by the average number of common stock adjusted for the dilutive effect of common stock equivalents by application of the treasury stock method. Common stock equivalents are excluded from the diluted calculation if their effect is anti-dilutive.

Share-based Compensation
Share-based Compensation
We follow ASC Subtopic 718-10, Compensation-Stock Compensation, for restricted stock issued under our equity incentive plans. Share-based compensation expense requires measurement of compensation cost for shared based awards at fair value and recognition of compensation cost over the vesting period. The restricted stock awards granted to our employees and directors have graded vesting schedules and contain only service conditions. The Company recognizes compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.
The fair value of restricted stock awards is based on the fair value of the Company’s common stock on the grant date.

Income Tax, Policy
Income tax
Scorpio Bulkers Inc. is incorporated in the Republic of the Marshall Islands, and its subsidiaries are incorporated in the Republic of the Marshall Islands and the Cayman Islands. In accordance with the income tax laws of the Marshall Islands and the Cayman Islands, we are not subject to Marshall Islands or Cayman Islands income tax. We are also exempt from income tax in other jurisdictions including the United States of America due to tax treaties or domestic tax laws; therefore, we will not have any tax charges, benefits, or balances.

Concentration Risk, Credit Risk, Policy
Concentration of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk are amounts due from charterers and from related parties. With respect to balances due from the Scorpio Ultramax Pool, and the Scorpio Kamsarmax Pool (see Note 14, Related Party Transactions), the Company, through SCM, limits its credit risk by performing ongoing credit evaluations and, when deemed necessary, requires letters of credit, guarantees or collateral.  The Company earned 42%, and 58% of its revenues from two customers during the year ended December 31, 2017. The Company earned 40% and 60% of its revenues (including commissions from SCM), from two customers during the year ended December 31, 2016. During the year ended 12/31/2015, the Company earned 41%, 43% and 8% of its revenues (including commissions from SCM), respectively from three customers. Management does not believe significant risk exists in connection with the Company’s concentrations of credit at December 31, 2017 due to the number of charterers with which the pools conduct business.
At December 31, 2017, the Company maintains all of its cash and cash equivalents with nine financial institutions.  None of the Company’s cash and cash equivalent balances are covered by insurance in the event of default by these financial institutions.

Interest rate risk
Interest rate risk
The Company is exposed to the impact of interest rate changes primarily through its variable-rate borrowings which consist of borrowings under its secured credit facilities. Significant increases in interest rates could adversely affect our operating margins, results of operations and our ability to service our debt.  The Company has entered into derivative contracts to hedge its overall exposure to interest rate risk exposure (see Derivative financial instruments below for further information).

Liquidity Risk
Liquidity risk
Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments.
We manage liquidity risk by maintaining adequate reserves and borrowing facilities and by continuously monitoring forecast and actual cash flows.
Current economic conditions make forecasting difficult, and there is the possibility that our actual trading performance during the coming year may be materially different from expectations. Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, we believe that we have adequate financial resources to continue in operation and meet our financial commitments (including but not limited to newbuilding installments, debt service obligations and charterhire commitments) for a period of at least 12 months from the date of this annual report. Accordingly, we continue to adopt the going concern basis in preparing our financial statements.

Currency and Exchange Rate Risk
Currency and exchange rate risk
The international shipping industry’s functional currency is the U.S. Dollar. Virtually all of our revenues and most of our operating costs are in U.S. Dollars. We incur certain operating expenses in currencies other than the U.S. Dollar, and the foreign exchange risk associated with these operating expenses is immaterial.

Derivatives, Methods of Accounting, Derivatives Not Designated or Qualifying as Hedges
Derivative financial instruments
The Company uses derivative financial instruments, primarily interest rate caps, to hedge certain interest rate exposure. The Company does not use derivative financial instruments for speculative purposes.
All derivative financial instruments are carried on the balance sheet at fair value. Fair value of derivatives is determined by reference to observable prices that are based on inputs not quoted on active markets, but corroborated by market data. The accounting for changes in the fair value of a derivative instrument depends on whether the derivative has been designated and qualifies as part of a hedging relationship. The use of derivative instruments has been limited to interest rate cap agreements. The fair values of derivative instruments are included in Other assets in the accompanying balance sheets. The Company has not elected to designate any of its derivative instruments as hedging instruments under ASC 815, Derivatives and Hedging, and as such the gain or loss on the derivative is recognized in Financial expense, net in current earnings during the period of change.
The valuation of interest rate cap agreements is determined using the Black Model, which considers among other factors, the contractual terms of derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and expected volatility, adjusted for counter-party risk. The Company may enter into derivative contracts that are intended to economically hedge certain of its risks, even though hedge accounting does not apply or we elect not to apply hedge accounting.

New Accounting Pronouncements, Policy
Recent accounting pronouncements
In May 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-09, “Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting”, which clarifies when changes to the terms or conditions of a share-based payment must be accounted for as modifications. Under the new guidance, an entity will not apply modification accounting to a share-based payment award if all of the following are the same immediately before and after the change: (i) the award’s fair value, (ii) the award’s vesting conditions, and (iii) the award’s classification as an equity or liability instrument. The new guidance does not change the accounting for modifications. The guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017 for all entities. Early adoption is permitted, including adoption in any interim period for which financial statements have not yet been issued or made available for issuance. The Company does not expect ASU 2017-09 to have a significant impact on its consolidated financial statements or financial disclosures.
In November 2016, the FASB issued ASU 2016-18, “Restricted Cash”. When cash, cash equivalents, restricted cash and restricted cash equivalents are presented in more than one line item on the balance sheet, the new guidance requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet. This reconciliation can be presented either on the face of the statement of cash flows or in the notes to the financial statements. The guidance is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Early adoption in an interim period is permitted, but any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. The Company does not expect ASU 2016-018 to have a significant impact on its Consolidated Statement of Cash Flows.
In August 2016, the FASB issued ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments”, which addresses classification issues related to the statement of cash flows. Classification issues relate to (i) debt repayment of debt extinguishment costs, (ii) settlement of zero-coupon bonds, (iii) contingent consideration payments made after a business combination, (iv) proceeds from the settlement of insurance claims, (v) proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, (vi) distributions received from equity method investees, (vii) beneficial interests in securitization transactions, and (viii) separately identifiable cash flows and application of the predominance principle. The guidance is effective for annual and interim periods in fiscal years beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the ASU in an interim period, adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. Entities should apply this ASU using a retrospective transition method to each period presented. If it is impracticable for an entity to apply the ASU retrospectively for some of the issues, it may apply the amendments for those issues prospectively as of the earliest date practicable. The Company does not expect ASU 2016-15 to have a significant impact on its Consolidated Statement of Cash Flows.

In February 2016, the FASB issued ASU 2016-02, “Leases”, which is intended to improve financial reporting about leasing transactions. The ASU affects all companies that lease assets. The ASU will require organizations that lease assets, or lessees, to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases with terms of more than twelve months. The accounting for lease arrangements by lessor will remain largely unchanged from current U.S. GAAP. The ASU will also require additional quantitative and qualitative disclosures to help financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. The ASU is effective for fiscal years and interim periods beginning after December 15, 2018 although early adoption is permitted. The ASU requires reporting organizations to take a modified retrospective transition approach. While the Company is still reviewing its contracts to assess the overall impact of the guidance, the Company has determined that the existing pool arrangements meet the definition of leases under ASU 2016-02, with the Company as lessor, on the basis that the pool manages the vessels in order to enter into transportation contracts with their customers, and thereby enjoys the economic benefits derived from such arrangements.  Furthermore, the pool can direct the use of a vessel (subject to certain limitations in the pool or charter agreement) throughout the period of use. On November 29, 2017, the FASB voted to propose amendments to the new leases guidance to add two practical expedients. The proposed changes would allow entities to elect a simplified transition approach, and provide lessors with an option related to how lease and other related revenues are presented and disclosed. The Company will adopt this new standard on January 1, 2019, applying the main transition option, with no restatement of comparative figures for prior periods.

ASU 2016-02 also amends the existing accounting standards to require lessees to recognize, on a discounted basis, the rights and obligations created by the commitment to lease assets on the balance sheet, unless the term of the lease is 12 months or less. Based on the Company’s operating fleet as of December 31, 2017, the standard will result in the recognition of right-of-use assets and corresponding liabilities, on the basis of the discounted remaining future minimum lease payments, relating to our existing bareboat chartered-in vessel commitments that are currently reported as operating leases.  The Company does not expect this standard to impact the accounting for its existing time chartered-out vessels. Furthermore, the eventual expected impact of this standard as it pertains to time or bareboat chartered-in vessels, cannot be estimated as the Company is unable to predict what its lease commitments will be at December 31, 2018.

Recently adopted accounting standard
In March 2016, the FASB issued ASU 2016-09, “Improvements to Employee Share-Based Payment Accounting”, which requires excess tax benefits and tax deficiencies be recorded on the income statement when the awards vest or are settled. In addition, cash flows related to excess tax benefits are no longer separately classified as a financing activity on the statement of cash flows. The standard also allows withholding up to the maximum statutory amount for taxes on employee share-based compensation, clarifies that all cash payments made on an employee’s behalf for withheld shares should be presented as a financing activity on the statement of cash flows and provides an accounting policy election to account for forfeitures as they occur and the Company elected to do so. The new standard was effective for annual reporting periods beginning after December 15, 2016 with early adoption permitted. The adoption of ASU 2016-09 did not have a significant impact on the Company’s consolidated financial statements.